PROSPECTUS SUPPLEMENT DATED APRIL 24, 2006*

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PRODUCT NAME                                                   PROSPECTUS FORM #
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IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV/             S-6419 G (10/11/05)
IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV -
ESTATE SERIES (VUL IV - NY /VUL IV ES - NY)

IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE         S-6203 F (10/3/05)
(SUCCESSION SELECT - NY)
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The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectuses listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

Effective April 24, 2006, the following information replaces the information found in the fund table under the "The Variable Account and the Funds" section for RiverSource(SM) Variable Portfolio - Small Cap Value Fund:

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FUND                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------
RiverSource(SM)        Long-term capital appreciation. Invests           RiverSource Investments, adviser;
Variable Portfolio -   primarily in equity securities. Under normal      River Road Asset Management, LLC,
Small Cap Value Fund   market conditions, at least 80% of the Fund's     Donald Smith & Co., Inc.,
                       net assets will be invested in small cap          Franklin Portfolio Associates LLC
                       companies with market capitalization, at the      and Barrow, Hanley, Mewhinney &
                       time of investment of up to $2.5 billion or       Strauss, Inc., subadvisers.
                       that fall within the range of the Russell 2000(R)
                       Value Index.
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

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.


S-6419-1 A(4/06)

*Destroy date: May 1, 2006.